Virtus Convertible Fund (the “Fund”),

a series of Virtus Strategy Trust

Supplement dated September 26, 2025 to the Summary Prospectus and the Virtus Strategy Trust

Statutory Prospectus applicable to the Fund, each dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective September 30, 2025, K. Mathew Axline, CFA, will be added as a portfolio manager of Virtus Convertible Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

> K. Mathew Axline, CFA, Portfolio Manager and Senior Vice President at Voya, has managed the fund since September 2025.

> Justin Kass, CFA, Portfolio Manager and Senior Managing Director at Voya, has managed the fund since 2003.

> David J. Oberto, Portfolio Manager and Senior Vice President at Voya, has managed the fund since 2022.

> Ethan Turner, CFA, Portfolio Manager and Vice President at Voya, has managed the fund since January 2023.

> Michael E. Yee, Portfolio Manager and Managing Director at Voya, has managed the fund since 2022.

In the Management of the Funds section under “Portfolio Management” on page 60 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “Voya” will be replaced with the following:

Fund	Portfolio Managers
Virtus Convertible Fund	K. Mathew Axline, CFA (since September 2025) Justin Kass, CFA (since 2003) David J. Oberto (since 2022) Ethan Turner, CFA (since January 2023) Michael E. Yee (since 2022)

The portfolio manager biographies under the referenced table will be amended by adding the following for K. Mathew Axline.

K.Mathew Axline, CFA. Mr. Axline is a portfolio manager, income and growth at Voya Investment Management. Prior to joining Voya in 2023, he was a portfolio manager, global small-cap team at Macquarie Investment , which he joined in 2023. Prior to that, he was a portfolio manager at Allianz Global Investors U.S. for the firm’s global small-cap, global smid-cap, US small-cap, and US micro-cap portfolios. Previously, Mr. Axline was an associate with Pescadero Ventures, LLC, a business-development manager for Icarian, Inc. and a wealth management advisor with Merrill Lynch, Pierce, Fenner & Smith. He earned an MBA from Indiana University’s Kelley School of Business and a B.S. from The Ohio State University. Mr. Axline is a CFA® Charterholder and began his career in the industry in 2003.

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060/Convertible PM Addition (9/2025)

Virtus Convertible Fund (the “Fund”),

a series of Virtus Strategy Trust

Supplement dated September 26, 2025 to the Statement of Additional Information

(“SAI”) dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective September 30, 2025, K. Mathew Axline, CFA, will be added as a portfolio manager of Virtus Convertible Fund.

The disclosure in the table under “Portfolio Managers” on page 82 of the SAI will be amended by adding Mr. Axline in the row for the Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table on page 83 of the SAI will be amended by adding a row and an associated footnote for Mr. Axline, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
K. Mathew Axline (**)	0	N/A	0	N/A	0	N/A

(**) As of August 31, 2025.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 85 of the SAI will be amended by adding a row and an associated footnote for Mr. Axline, as follows:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies
K. Mathew Axline (**)	Convertible Fund	None	None

(**) As of August 31, 2025. Portfolio Manager of the Convertible Fund beginning September 30, 2025.

Investors should retain this supplement with the SAI for future reference.

VST 8060B/Convertible PM Addition (9/2025)